CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2013
CASH AND CASH EQUIVALENTS [Abstract]
Schedule of Cash and Cash Equivalents

	June 30, 2013	December 31, 2012
Cash on hand and at banks	$38,756	$6,348
Short-term deposits	69,044	36,498
Total cash and cash equivalents	$107,800	$42,846